Other Intangible Assets - Summary of Carrying Amounts of Each Class of Other Intangible Assets (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 15,692,350
Amortization expense	3,832,762	$ 122,179	$ 3,820,014	$ 3,906,483
Ending balance	12,920,602	411,878	15,692,350
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	41,955,636	1,337,445	40,457,546	40,825,968
Additions	1,118,794	35,664	1,670,252	527,786
Disposals or derecognition	(1,111,831)	(35,443)	(335,661)	(936,920)
Acquisitions through business combinations (Note 29)			39,828
Effect of foreign currency exchange differences	122,943	3,920	123,671	40,712
Ending balance	42,085,542	1,341,586	41,955,636	40,457,546
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	26,263,286	837,210	22,637,413	19,648,260
Amortization expense	3,832,762	122,179	3,820,014	3,906,483
Disposals or derecognition	(1,085,427)	(34,601)	(328,214)	(923,567)
Impairment losses recognized	94,972	3,028
Acquisitions through business combinations (Note 29)			38,515
Effect of foreign currency exchange differences	59,347	1,892	95,558	6,237
Ending balance	29,164,940	929,708	26,263,286	22,637,413
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,904,110
Ending balance	3,900,270	124,331	4,904,110
Customer relationships [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	11,765,512	375,056	11,762,561	11,736,181
Effect of foreign currency exchange differences	64,502	2,056	2,951	26,380
Ending balance	11,830,014	377,112	11,765,512	11,762,561
Customer relationships [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,861,402	218,725	5,812,938	4,761,816
Amortization expense	1,049,397	33,452	1,048,694	1,047,282
Effect of foreign currency exchange differences	18,945	604	(230)	3,840
Ending balance	7,929,744	252,781	6,861,402	5,812,938
Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,612,829
Ending balance	2,744,759	87,497	2,612,829
Computer software [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,693,626	277,132	7,260,393	7,616,109
Additions	1,061,070	33,824	1,597,759	537,261
Disposals or derecognition	(448,249)	(14,289)	(325,476)	(905,947)
Acquisitions through business combinations (Note 29)			39,828
Effect of foreign currency exchange differences	59,150	1,886	121,122	12,970
Ending balance	9,365,597	298,553	8,693,626	7,260,393
Computer software [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,080,797	193,841	5,381,884	5,305,294
Amortization expense	892,552	28,452	886,727	970,413
Disposals or derecognition	(428,785)	(13,669)	(319,368)	(894,767)
Impairment losses recognized	37,358	1,191
Acquisitions through business combinations (Note 29)			38,515
Effect of foreign currency exchange differences	38,916	1,241	93,039	944
Ending balance	6,620,838	211,056	6,080,797	5,381,884
Patents and acquired specific technology [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,069,574
Ending balance	6,139,842	195,723	8,069,574
Patents and acquired specific technology [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	21,311,500	679,359	21,317,895	21,317,352
Additions				1,350
Disposals or derecognition	(595,143)	(18,972)	(8,846)
Effect of foreign currency exchange differences	(969)	(30)	2,451	(807)
Ending balance	20,715,388	660,357	21,311,500	21,317,895
Patents and acquired specific technology [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	13,241,926	422,121	11,369,356	9,488,185
Amortization expense	1,872,118	59,679	1,878,965	1,881,980
Disposals or derecognition	(595,143)	(18,972)	(8,846)
Impairment losses recognized	57,614	1,837
Effect of foreign currency exchange differences	(969)	(31)	2,451	(809)
Ending balance	14,575,546	464,634	13,241,926	11,369,356
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	105,837
Ending balance	135,731	4,327	105,837
Others [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	184,998	5,898	116,697	156,326
Additions	57,724	1,840	72,493	(10,825)
Disposals or derecognition	(68,439)	(2,182)	(1,339)	(30,973)
Effect of foreign currency exchange differences	260	8	(2,853)	2,169
Ending balance	174,543	5,564	184,998	116,697
Others [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	79,161	2,523	73,235	92,965
Amortization expense	18,695	596	5,628	6,808
Disposals or derecognition	(61,499)	(1,960)		(28,800)
Effect of foreign currency exchange differences	2,455	78	298	2,262
Ending balance	$ 38,812	$ 1,237	$ 79,161	$ 73,235